Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 35,229	$ 24,447
Accounts receivable, net	451,079	434,234
Inventories	673,967	677,990
Other current assets	20,990	20,664
Total current assets	1,181,265	1,157,335
Property and equipment, net	62,715	53,480
Goodwill	378,310	387,311
Intangible assets, net	160,481	186,476
Other assets	5,671	6,465
Total assets	1,788,442	1,791,067
Current liabilities:
Current portion of other long-term obligations	184	169
Accounts payable	145,162	173,360
Accrued expenses and other current liabilities	124,955	113,493
Total current liabilities	270,301	287,022
Long-term obligations:
Borrowings under revolving credit agreement	245,300	303,199
Other long-term obligations, net of current portion	514	686
Total long-term obligations	245,814	303,885
Deferred income taxes and other liabilities	$ 68,606	$ 68,121
Commitments and contingencies
Watsco, Inc. shareholders' equity:
Preferred stock, $0.50 par value, 10,000,000 shares authorized; no shares issued
Paid-in capital	$ 602,522	$ 580,564
Accumulated other comprehensive loss, net of tax	(46,904)	(23,747)
Retained earnings	495,276	420,879
Treasury stock, at cost, 6,322,650 shares of Common stock and 48,263 shares of Class B common stock at both December 31, 2015 and 2014	(114,425)	(114,425)
Total Watsco, Inc. shareholders' equity	957,310	883,960
Non-controlling interest	246,411	248,079
Total shareholders' equity	1,203,721	1,132,039
Total liabilities and shareholders' equity	1,788,442	1,791,067
Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	18,308	18,222
Class B Common Stock
Watsco, Inc. shareholders' equity:
Common stock, $0.50 par value	$ 2,533	$ 2,467